Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, and Goldman Sachs Bank USA, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the GS Mortgage Securities Corporation Trust 2024-70P, Commercial Mortgage Pass-Through Certificates, Series 2024-70P securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of February 6, 2024.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on January 26, 2024 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2024-70P Accounting Tape Final.xlsx (provided on January 26, 2024).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

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•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
•	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments or exhibits thereof.
•	The phrase “Management Agreement” refers to signed or draft management agreements and any amendments, assignments or assumptions thereof.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From January 9, 2024 through January 26, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

January 26, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

GSMS 2024-70P	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	Loan Agreement	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Engineering Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	Units / Keys / SF	Underwriting File	None
19	Net Rentable SF	Underwriting File; Appraisal Report	None
20	Loan Per NRSF ($)	Recalculation	None
21	Original Balance ($)	Loan Agreement	None
22	Cut-off Date Balance ($)	Recalculation	None
23	% of Initial Loan Balance	Recalculation	None
24	Pari Passu Split (Y/N)	Loan Agreement	None
25	Mortgage Loan Rate (%)	None - Company Provided	None
26	Administrative Fee Rate (%)	Fee Schedule	None
27	Net Mortgage Loan Rate	Recalculation	None
28	Mortgage Loan Monthly Payment ($)	Recalculation	None
29	Mortgage Loan Annual Debt Service ($)	Recalculation	None
30	Interest Accrual Method	Loan Agreement	None
31	Interest Accrual Period	Loan Agreement	None
32	Origination Date	None - Company Provided	None
33	First Due Date	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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GSMS 2024-70P	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
34	Last IO Due Date	Loan Agreement	None
35	First P&I Due Date	Loan Agreement	None
36	Due Date	Loan Agreement	None
37	Grace Period- Late Fee	Loan Agreement	None
38	Grace Period- Default	Loan Agreement	None
39	Amortization Type	Loan Agreement	None
40	Original Interest-Only Period (Mos.)	Recalculation	None
41	Remaining Interest-Only Period (Mos.)	Recalculation	None
42	Original Term To Maturity (Mos.)	Recalculation	None
43	Remaining Term To Maturity (Mos.)	Recalculation	None
44	Original Amortization Term (Mos.)	Not Applicable*	None
45	Remaining Amortization Term (Mos.)	Not Applicable*	None
46	Seasoning	Recalculation	None
47	Maturity Date	Loan Agreement	None
48	Balloon Balance ($)	Recalculation	None
49	Lockbox	Loan Agreement	None
50	Cash Management	Loan Agreement	None
51	Cash Management Triggers	Loan Agreement	None
52	Performance Test Trigger Level	Loan Agreement	None
53	Cross-Collateralized (Y/N)	Not Applicable*	None
54	Crossed Group	Not Applicable*	None
55	Lockout Period	Recalculation	None
56	Lockout Expiration Date	Loan Agreement	None
57	Prepayment Begin Date	Loan Agreement	None
58	Prepayment End Date	Loan Agreement	None
59	Open Period Begin Date	Loan Agreement	None
60	Open Period (Payments)	Recalculation	None
61	Prepayment Type	Loan Agreement	None
62	Prepayment Provision	Recalculation	None
63	Partially Prepayable without Penalty	Loan Agreement	None
64	Partially Prepayable without Penalty Description	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

GSMS 2024-70P	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
65	Partial Collateral Release Description	Loan Agreement	None
66	Yield Maintenance Index	Not Applicable*	None
67	Yield Maintenance Discount	Not Applicable*	None
68	Yield Maintenance Margin	Not Applicable*	None
69	Yield Maintenance Calculation Method	Not Applicable*	None
70	Day of Month Prepayment Permitted	Loan Agreement	None
71	Due on Sale	Loan Agreement	None
72	Due on Encumbrance	Loan Agreement	None
73	Other Subordinate Debt Balance ($)	Not Applicable*	None
74	Other Subordinate Debt Type	Not Applicable*	None
75	Future Debt Allowed?	Loan Agreement	None
76	Mortgage Assumable?	Loan Agreement	None
77	Assumption Fee	Not Applicable*	None
78	Appraiser Designation	Appraisal Report	None
79	Appraisal FIRREA (Y/N)	Appraisal Report	None
80	Appraisal Date	Appraisal Report	None
81	Appraised Value ($)	Appraisal Report	None
82	As-Stabilized Appraisal Date	Appraisal Report	None
83	As-Stabilized Appraised Value ($)	Appraisal Report	None
84	Cut-off Date LTV Ratio (%)	Recalculation	None
85	LTV Ratio at Maturity (%)	Recalculation	None
86	Single Tenant (Y/N)	Underwriting File	None
87	Engineering Report Date	Engineering Report	None
88	Environmental Phase I Report Date	Environmental Report	None
89	Environmental Phase II	Environmental Report	None
90	Environmental Phase II Report Date	Environmental Report	None
91	PML or SEL (%)	Not Applicable*	None
92	Seismic Report Date	Not Applicable*	None
93	Earthquake Insurance Required (Y/N)	Loan Agreement; Insurance Summary	None
94	Terrorism Insurance Required (Y/N)	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

GSMS 2024-70P	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
95	Environmental Insurance Required (Y/N)	Loan Agreement	None
96	Blanket Insurance Policy (Y/N)	Insurance Summary	None
97	Lien Position	None - Company Provided	None
98	Ownership Interest	None - Company Provided	None
99	Condominium Present?	Loan Agreement	None
100	Ground Lease (Y/N)	Not Applicable*	None
101	Annual Ground Lease Payment ($)	Not Applicable*	None
102	Ground Lease Expiration Date	Not Applicable*	None
103	Ground Lease Extension (Y/N)	Not Applicable*	None
104	# of Ground Lease Extension Options	Not Applicable*	None
105	Ground Lease Expiration Date after all Extensions	Not Applicable*	None
106	2021 EGI Date	Underwriting File	None
107	2021 EGI ($)	Underwriting File	$1.00
108	2021 Expenses ($)	Underwriting File	$1.00
109	2021 NOI ($)	Underwriting File	$1.00
110	2021 NCF ($)	Underwriting File	$1.00
111	2022 EGI Date	Underwriting File	None
112	2022 EGI ($)	Underwriting File	$1.00
113	2022 Expenses ($)	Underwriting File	$1.00
114	2022 NOI ($)	Underwriting File	$1.00
115	2022 NCF ($)	Underwriting File	$1.00
116	Most Recent Date (if past 2022)	Underwriting File	None
117	Most Recent # of months	Underwriting File	None
118	Most Recent Description	Underwriting File	None
119	Most Recent EGI (if past 2022) ($)	Underwriting File	$1.00
120	Most Recent Expenses (if past 2022) ($)	Underwriting File	$1.00
121	Most Recent NOI (if past 2022) ($)	Underwriting File	$1.00
122	Most Recent NCF (if past 2022) ($)	Underwriting File	$1.00
123	Underwritten EGI ($)	Underwriting File	$1.00
124	Underwritten Expenses ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

GSMS 2024-70P	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
125	Underwritten Net Operating Income ($)	Underwriting File	$1.00
126	Underwritten NOI DSCR (x)	Recalculation	None
127	Underwritten NOI Debt Yield	Recalculation	None
128	Underwritten Replacement / FF&E Reserve ($)	Underwriting File	$1.00
129	Underwritten TI / LC ($)	Underwriting File	$1.00
130	Underwritten Other Reserve ($)	Underwriting File	$1.00
131	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
132	Underwritten NCF DSCR (x)	Recalculation	None
133	Underwritten NCF Debt Yield	Recalculation	None
134	Occupancy (%)	Underwriting File	None
135	Occupancy Date	Underwriting File	None
136	Latest Rent Step Date (Retail)	Underwriting File	None
137	Largest Tenant by UW Total Rent	Underwriting File	None
138	Largest Tenant Sq Ft by UW Total Rent	Underwriting File	None
139	Largest Tenant Lease Expiration by UW Total Rent	Underwriting File	None
140	Second Largest Tenant by UW Total Rent	Underwriting File	None
141	Second Largest Tenant Sq Ft by UW Total Rent	Underwriting File	None
142	Second Largest Tenant Lease Expiration by UW Total Rent	Underwriting File	None
143	Third Largest Tenant by UW Total Rent	Underwriting File	None
144	Third Largest Tenant Sq Ft by UW Total Rent	Underwriting File	None
145	Third Largest Tenant Lease Expiration by UW Total Rent	Underwriting File	None
146	Fourth Largest Tenant by UW Total Rent	Underwriting File	None
147	Fourth Largest Tenant Sq Ft by UW Total Rent	Underwriting File	None
148	Fourth Largest Tenant Lease Expiration by UW Total Rent	Underwriting File	None
149	Fifth Largest Tenant by UW Total Rent	Underwriting File	None
150	Fifth Largest Tenant Sq Ft by UW Total Rent	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

GSMS 2024-70P	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
151	Fifth Largest Tenant Lease Expiration by UW Total Rent	Underwriting File	None
152	Upfront RE Tax Reserve ($)	Loan Agreement	None
153	Ongoing RE Tax Reserve ($)	Loan Agreement	None
154	Upfront Insurance Reserve ($)	Loan Agreement	None
155	Ongoing Insurance Reserve ($)	Loan Agreement	None
156	Upfront FF&E Reserve ($)	Loan Agreement	None
157	Ongoing FF&E Reserve ($)	Loan Agreement	None
158	FF&E Reserve Caps ($)	Loan Agreement	None
159	Upfront TI/LC Reserve ($)	Loan Agreement	None
160	Ongoing TI/LC Reserve ($)	Loan Agreement	None
161	TI/LC Caps ($)	Loan Agreement	None
162	Upfront Debt Service Reserve ($)	Loan Agreement	None
163	Ongoing Debt Service Reserve ($)	Loan Agreement	None
164	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
165	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
166	Upfront Environmental Reserve ($)	Loan Agreement	None
167	Ongoing Environmental Reserve ($)	Loan Agreement	None
168	Upfront Other Reserve ($)	Loan Agreement	None
169	Ongoing Other Reserve ($)	Loan Agreement	None
170	Other Reserve Description	Loan Agreement	None
171	Letter of Credit?	Loan Agreement	None
172	Letter of Credit Balance ($)	Loan Agreement	None
173	Letter of Credit Description	Loan Agreement	None
174	Release Provisions (Y/N)	Loan Agreement	None
175	Loan Purpose	None - Company Provided	None
176	Borrower Name	Loan Agreement	None
177	Tenant In Common (Y/N)	Loan Agreement	None
178	Sponsor	Loan Agreement	None
179	Guarantor	Guaranty Agreement	None
180	Recourse	Guaranty Agreement	None
181	Related Group	Not Applicable*	None
182	Single Purpose Borrower (Y/N)	Loan Agreement	None
183	Property Manager	Management Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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GSMS 2024-70P	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
184	Exit Fee	Loan Agreement	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes

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GSMS 2024-70P	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	Loan Per NRSF ($)	Quotient of (i) Cut-off Date Balance ($) and (ii) Net Rentable SF.
22	Cut-off Date Balance ($)	Set equal to Original Balance ($).
23	% of Initial Loan Balance	Quotient of (i) Cut-off Date Balance ($) and (ii) the Original Balance ($).
27	Net Mortgage Loan Rate	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Fee Rate (%).
28	Mortgage Loan Monthly Payment ($)	Quotient of (i) product of (a) Cut-off Date Balance ($), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
29	Mortgage Loan Annual Debt Service ($)	Product of (i) Mortgage Loan Monthly Payment ($) and (ii) 12.
40	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
41	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
42	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
43	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
46	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
48	Balloon Balance ($)	Set equal to Original Balance ($).
55	Lockout Period	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Lockout Expiration Date.
60	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
62	Prepayment Provision	A computation based upon (i) Lockout Period, (ii) Prepayment Type, (iii) count of the number of monthly payment dates, from and inclusive of (a) Prepayment Begin Date, to and including (b) Prepayment End Date, and (iv) Open Period (Payments).
84	Cut-off Date LTV Ratio (%)	Quotient of (i) Cut-off Date Balance ($) and (ii) Appraised Value ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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GSMS 2024-70P	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
85	LTV Ratio at Maturity (%)	Quotient of (i) Balloon Balance ($) and (ii) Appraised Value ($).
126	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Mortgage Loan Annual Debt Service ($).
127	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Cut-off Date Balance ($).
132	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service ($).
133	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Cut-off Date Balance ($).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
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